INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Aggregate accumulated deficits	$ (261,459,000)	$ (183,228,000)
Current and deferred component of income tax expenses (benefits)
Total Income tax (benefits) expenses	920,000	668,000	(1,332,000)
Non-current deferred tax assets
Non-current deferred tax liabilities, net	(6,564,000)	(6,976,000)
PRC
Income taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)	10.00%
Aggregate accumulated earnings		23,463,000
Aggregate accumulated deficits	(94,502,000)
Deferred tax liability accrued for the Chinese dividend withholding taxes	0
Current and deferred component of income tax expenses (benefits)
Current income tax expense	7,000	1,495,000
Deferred income tax (benefit) expense	913,000	(827,000)	(1,332,000)
Total Income tax (benefits) expenses	920,000	668,000	(1,332,000)
Current deferred tax assets
Provision for doubtful accounts	836,000	62,000
Accrued payroll and welfare	1,980,000	1,423,000
Excessive advertising fees	1,000	4,429,000
Intangible assets amortization	25,000	22,000
Less valuation allowance	(2,842,000)	(4,555,000)
Current deferred tax assets, net		1,381,000
Non-current deferred tax assets
Accrued Liabilities-non-current	88,000
Excessive advertising fee-non-current	2,296,000
Net operating loss carry forwards	24,309,000	9,861,000
Less valuation allowance	(26,693,000)	(9,861,000)
Non-current deferred tax liabilities	(6,564,000)	(6,976,000)
Non-current deferred tax liabilities, net	$ (6,564,000)	$ (6,976,000)